Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	$ 150,065
Tax Assessments Penalties And Interest Expense	313,265
Amount of tax debt	463,330
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	7,530
Tax Assessments Penalties And Interest Expense	37,505
Amount of tax debt	45,035
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	6,058
Tax Assessments Penalties And Interest Expense	44,109
Amount of tax debt	50,167
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	9,390
Tax Assessments Penalties And Interest Expense	19,906
Amount of tax debt	29,296
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	9,703
Tax Assessments Penalties And Interest Expense	10,160
Amount of tax debt	19,863
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,953
Tax Assessments Penalties And Interest Expense	30,582
Amount of tax debt	39,535
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	7,317
Tax Assessments Penalties And Interest Expense	68,746
Amount of tax debt	76,063
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,025
Tax Assessments Penalties And Interest Expense	31,475
Amount of tax debt	36,500
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Penalties And Interest Expense	5,030
Amount of tax debt	5,030
Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,138
Tax Assessments Penalties And Interest Expense	25,967
Amount of tax debt	34,105
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,060
Tax Assessments Penalties And Interest Expense	701
Amount of tax debt	5,761
Year 2015 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	2,936
Tax Assessments Penalties And Interest Expense	23,357
Amount of tax debt	26,293
Year 2016 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	61,010
Tax Assessments Penalties And Interest Expense	3,306
Amount of tax debt	64,316
Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	4,958
Tax Assessments Penalties And Interest Expense	3,026
Amount of tax debt	7,984
Year 2018 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	4,590
Tax Assessments Penalties And Interest Expense	4,181
Amount of tax debt	8,771
Year 2019- 2020 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	261
Tax Assessments Penalties And Interest Expense	117
Amount of tax debt	378
Year 2021 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	9,046
Tax Assessments Penalties And Interest Expense	5,081
Amount of tax debt	14,127
Year 2022 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	90
Tax Assessments Penalties And Interest Expense	16
Amount of tax debt	$ 106